Impact from Foreign Exchange Derivative Instruments Designated as Cash Flow Hedges (Detail) - Cash Flow Hedge - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) gain recorded in accumulated other comprehensive loss	$ (1,321)	$ 3,716
Loss (gain) reclassified from accumulated other comprehensive loss into earnings	$ 442	$ (2,730)